USLICO Series Fund
4601 North Fairfax Drive
Arlington, Virginia 22203


April 30, 1998


U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

Attn:  Filing Desk, Stop 1-4

RE:   USLICO Series Fund
      SEC File Nos. 33-20957 and 811-05451
      CIK 0000827885

Gentlemen:

In accordance with the provisions of Rule 497(j) of Regulation C promulgated by the Securities and Exchange Commission under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A for the above captioned Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Amendment Nos. 12 and 13, respectively, to the registration statement, which was the most recent amendment to the registration statement, was filed electronically with the Commission on April 30, 1998.


Sincerely,

USLICO SERIES FUND


By:   /s/ Robert B. Saginaw
      Robert B. Saginaw
      Vice President, Secretary and Counsel